Supplemental Consolidations Balance Sheet Information (Tables)	12 Months Ended
Sep. 27, 2013
Balance Sheet Related Disclosures [Abstract]
Selected supplementary Consolidated Balance Sheet information
Selected supplementary Consolidated Balance Sheet information as of September 27, 2013 and September 28, 2012 is as follows ($ in millions):

	As of September 27, 2013	As of September 28, 2012
Contracts in process	$378	$358
Other	472	489
Prepaid expenses and other current assets	$850	$847
Deferred tax asset-non current	$279	$390
Other	802	781
Other assets	$1,081	$1,171
Accrued payroll and payroll related costs	$313	$280
Deferred income tax liability-current	44	10
Income taxes payable-current	39	115
Accrued dividends	148	139
Other	1,315	1,184
Accrued and other current liabilities	$1,859	$1,728
Long-term pension and postretirement liabilities	$391	$565
Deferred income tax liability-non-current	185	162
Income taxes payable-non-current	144	121
Other	1,161	1,412
Other liabilities	$1,881	$2,260